TAXATION (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred Tax Assets and Liabilities
The approximate income tax effect of the net operating loss carryforwards and other temporary differences that give rise to the Company’s deferred income tax assets (liabilities) as of December 31, 2013 were as follows:

Year Ended December 31, 2013
Net operating loss carryforwards	$275
Property	(113)
Leased mineral rights	(1,797)
Acquisitions Costs	560
Interest payable	158
Derivative instruments liability	4,580
Asset retirement obligations	381
Total deferred income tax assets, net	4,044
Less valuation allowance	(4,044)
Net deferred income tax assets	$-

Effective Income Tax Rate Reconciliation
The reconciliation of the Company’s income taxes for the period ended December 31, 2013 to that which would be determined by applying federal statutory rates to income before income taxes is as follows:

Year Ended December 31, 2013
Tax benefit at federal statutory rate (35%)	$(1,080)
Goodwill Amortization	(20)
State tax benefit, net of federal impact	(123)
Change in valuation allowance	1,223
Net income tax provision (benefit)	$-